Note 10 - a.1) Financing, Long-term debt, foreign (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Issuance of Debt 1
Company	PifCo
Date	Jan/2011
US$	$ 6,000
Maturity	2016,2021 and 2041
Description	Global Notes in the amounts of US$2,500, US$ 2,500 and US$1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.
Issuance of Debt 2
Company	Charter
Date	Jan/2011
US$	750
Maturity	2018
Description	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.
Issuance of Debt 3
Company	PNBV
Date	Mar/2011
US$	650
Maturity	2015 and 2021
Description	Financing obtained from the Bank of Tokyo-Mitsubish - Libor plus 1.25% p.a. and financing from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and SACE S.P.A. - Libor plus 1.10% p.a., in the amounts of US$150 and US$500, respectively.
Issuance of Debt 4
Company	PNBV
Date	Jun/2011
US$	2,000
Maturity	2018
Description	Financing obtained from the Bank Santander S.A. Grand Cayman Branch - Libor plus 1.4760% p.a. and financing from the Bank of Tokyo-Mitsubish - Libor plus 1.30% p.a. in the amounts of US$1,500 and US$500 respectively.
Issuance of Debt 5
Company	PNBV
Date	Ago/2011
US$	643
Maturity	2016 and 2023
Description	Financing obtained from the Bank JP Morgan Chase Bank, N.A., Export-Import Bank of the United States - LIBOR plus 0.45% p.a., in the amount of US$300, and from the Bank Citybank Internacional PLC - LIBOR plus 0.85% a.a., in the amount of US$343.
Total amount of issuance of debt
US$	$ 10,043